UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 800 Third Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $15,809 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2598    66800 SH       SOLE                    66800
ANNTAYLOR STORES CORP          COM              036115103      294    56500 SH       SOLE                    56500
ASPENBIO PHARMA INC            COM              045346103      166   100300 SH       SOLE                   100300
CAPSTONE TURBINE CORP          COM              14067D102       85   117625 SH       SOLE                   117625
CONSTELLATION ENERGY GROUP I   COM              210371100      517    25000 SH       SOLE                    25000
FIFTH THIRD BANCORP            COM              316773100      292   100000 SH       SOLE                   100000
FIFTH THIRD BANCORP            COM              316773100       72    80000     CALL SOLE                                      80000
FRONTIER OIL CORP              COM              35914P105      972    76025 SH       SOLE                    76025
GOLDCORP INC NEW               COM              380956409      600    18000 SH       SOLE                    18000
HESS CORP                      COM              42809H107      650    12000 SH       SOLE                    12000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108      315   900975 SH       SOLE                   900975
MICROSOFT CORP                 COM              594918104      650    35400 SH       SOLE                    35400
MOLECULAR INSIGHT PHARM INC    COM              60852M104     1590   446531 SH       SOLE                   446531
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875      623    12850 SH       SOLE                    12850
PROSHARES TR                   PSHS REAL ESTAT  74347R552      661    12500 SH       SOLE                    12500
SEMPRA ENERGY                  COM              816851109       34    40000     PUT  SOLE                                      40000
SHIRE PLC                      SPONSORED ADR    82481R106      651    18100 SH       SOLE                    18100
SPDR GOLD TRUST                GOLD SHS         78463V107      903    10000 SH       SOLE                    10000
SPDR GOLD TRUST                GOLD SHS         78463V107      372    30700     CALL SOLE                                      30700
SPDR GOLD TRUST                GOLD SHS         78463V107      397    44700     CALL SOLE                                      44700
SPDR TR                        UNIT SER 1       78462F103     2020    25400 SH       SOLE                    25400
TRANSOCEAN LTD                 REG SHS          H8817H100     1347    22900 SH       SOLE                    22900